Stockholders Equity (Details Narrative) - USD ($)				1 Months Ended								12 Months Ended
	Mar. 14, 2022	Dec. 06, 2021	Jun. 07, 2021	Jun. 29, 2023	Jun. 26, 2023	Feb. 21, 2023	Mar. 18, 2022	May 18, 2021	Nov. 24, 2020	Mar. 23, 2020	Sep. 27, 2017	Dec. 31, 2023	May 26, 2023	Dec. 31, 2022	Jul. 15, 2021	Dec. 31, 2020	Dec. 30, 2020	Nov. 20, 2020
Stock issued during period, shares, issued for services										148
Common shares issued for service										$ 33,812
Warrant												25,250		26,765
Issuance of common stock (in shares)		88,002	22,417		1,240,000	1,000,000	833,333		25,253
Shares issued, price per share		$ 156.0	$ 312.0		$ 2.5	$ 2.80	$ 12.0		$ 396.0
Net proceeds from issuance of common stock after deducting related expenses					$ 3,055,000	$ 2,779,325
Proceeds from issuance of common stock gross									$ 10,000,000
Stock Issued During Period, Value, New Issues		$ 12,423,706	$ 6,939,000				$ 8,825,000		$ 9,100,000
Common stock, shares issued												3,797,089		1,217,906
Common stock, shares outstanding												3,797,089		1,217,906
Reverse split reconciliation
Cancelled shares	36
Minimum
Common stock, shares authorized													2,500,000		208,333
Conversion price				$ 1.2
Maximum
Common stock, shares authorized													500,000,000		2,500,000
Conversion price				$ 1.848
2014 Share Incentive Plan
Issuance of common stock to employees (in shares)								6,667
Issuance of common stock to employees								$ 1,840,000
Investor [Member]
Principal amount				$ 2,160,000
Converted common shares				339,183
Fair value of convertible notes				$ 438,000
Each 10 common shares | Minimum
Common stock, shares issued												63,994,606
Common stock, shares outstanding												63,994,606
Common stock, shares authorized reduce by share consolidation												600,000,000
Each 10 common shares | Maximum
Common stock, shares issued												6,399,460
Common stock, shares outstanding												6,399,460
Common stock, shares authorized reduce by share consolidation												60,000,000
Each 24 common shares | Minimum
Common stock, shares issued												29,278,601
Common stock, shares outstanding												29,278,601
Common stock, shares authorized reduce by share consolidation												60,000,000
Each 24 common shares | Maximum
Common stock, shares issued												1,219,937
Common stock, shares outstanding												1,219,937
Common stock, shares authorized reduce by share consolidation												2,500,000
Represents the information pertaining to November 2020 Offering Warrants.
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 12.0
Represents the information pertaining to November 2020 Offering Warrants. | Represents the information pertaining to unregistered warrants.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									13,773
Represents the information pertaining to November 2020 Offering Warrants. | Represents the information pertaining to registered warrants.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									11,477
Represents the information pertaining to November 2020 Offering Warrants. | Placement agent [Member] | Represents the information pertaining to unregistered warrants.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												1,515
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 435.6
Represents the information pertaining to September 2017 Offering Warrants.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											4,493					3,936
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 0.24	$ 1,020.0	$ 0.24
Description Warrants Exercise Term												The exercisability of the warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99% of the Company’s common shares
Represents the information pertaining to September 2017 Offering Warrants. | Investor Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											3,940
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 1,020.0
Represents the information pertaining to September 2017 Offering Warrants. | Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											553
Term of warrant											5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 1,122.0